Restricted Deposit	9 Months Ended
Sep. 30, 2022
Disclosure of Restricted Deposit [Abstract]
RESTRICTED DEPOSIT
6.	RESTRICTED DEPOSIT

As at September 30, 2022, restricted deposits consisted of $8,388 (December 31 2021 - $9,068) held in a guaranteed investment certificate as collateral for a corporate credit card.